Related Parties Payable (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Schedule of nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

Schedule of significant balances between group and related parties
Name	Nature	As at June 30, 2018	As at December 31, 2017

Yan, Keyan	Borrowing of funds	425,638	154,137
		425,638	154,137